Tower Obligations - Sale Leaseback Transaction (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Property and equipment, net	$ 402	$ 485
Long-term financial obligation	$ 2,590	$ 2,621